National Financial Services Corporation
82 Devonshire Street, N7A
Boston, Massachusetts  02109-3614
  January 4, 1996
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn: Filing Desk, Stop 1-4
 Re:  Fidelity Defined Trusts Series 1( CIK No. 948251; File No. 33-62243)
Gentlemen:
 In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497 (b) of the Securities Act. Amendment No. 2, which was the most recent Amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 3, 1996.
  Very truly yours,
  National Financial Services Corporation